Note 15 - Condensed Parent Company Financial Information - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 75,202	$ 57,034
Other assets	9,895	11,203
Total assets	1,076,556	978,532
Junior subordinated deferrable interest debentures	12,976	12,942
Other borrowings	7,012	7,750
Other liabilities	7,060	7,863
Total Liabilities	957,461	866,933
Shareholders' equity	119,095	111,599	$ 94,781	$ 80,944
Total liabilities and shareholders’ equity	1,076,556	978,532
Parent Company [Member]
Cash	1,860	1,845
Investment in bank subsidiary	135,450	129,070
Other assets	1,930	1,576
Total assets	139,240	132,491
Junior subordinated deferrable interest debentures	12,976	12,942
Other borrowings	7,000	7,750
Other liabilities	169	200
Total Liabilities	20,145	20,892
Shareholders' equity	119,095	111,599
Total liabilities and shareholders’ equity	$ 139,240	$ 132,491